Fair Value (Tables)	3 Months Ended	12 Months Ended
	Jun. 28, 2013	Mar. 29, 2013
Fair Value [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following tables presents the Company’s assets and liabilities, excluding pension assets, that are measured at fair value on a recurring basis as of June 28, 2013 and March 29, 2013:

	As of June 28, 2013
		Fair Value Hierarchy
(Amounts in millions)	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds and money market deposit accounts	$553	$553	$—	$—
Time deposits	393	393	—	—
Derivative assets	8	—	8	—
Total assets	$954	$946	$8	$—

Liabilities:
Derivative liabilities	$17	$—	$17	$—
Total liabilities	$17	$—	$17	$—

	As of March 29, 2013
		Fair Value Hierarchy
(Amounts in millions)	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds and money market deposit accounts	$464	$464	$—	$—
Time deposits	393	393	—	—
Short term investments	6	6	—	—
Derivative assets	5	—	5	—
Total assets	$868	$863	$5	$—

Liabilities:
Derivative liabilities	$11	$—	$11	$—
Total liabilities	$11	$—	$11	$—

The following table presents the Company’s assets and liabilities, excluding pension assets (see Note 12), that are measured at fair value on a recurring basis as of March 29, 2013 and March 30, 2012:

	March 29, 2013
		Fair Value Hierarchy
(Amounts in millions)	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds and money market deposit accounts	$464	$464	$—	$—
Time deposits	393	393	—	—
Short term investments	6	6	—	—
Derivative assets	5	—	5	—
Total assets	$868	$863	$5	$—

Liabilities:
Derivative liabilities	$11	$—	$11	$—
Total liabilities	$11	$—	$11	$—

	March 30, 2012
		Fair Value Hierarchy
(Amounts in millions)	Fair Value	Level 1	Level 2	Level 3
Assets:
Money market funds and money market deposit accounts	$299	$299	$—	$—
Time deposits	102	102	—	—
Short term investments	6	6	—	—
Derivative assets	12	—	12	—
Total assets	$419	$407	$12	$—

Liabilities:
Derivative liabilities	$14	$—	$14	$—
Total liabilities	$14	$—	$14	$—